INCOME TAX - NOLs (Details) ₽ in Millions, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 RUB (₽)
Operating loss carryforwards
Operating loss carryforward deducted					€ 1
Operating loss carryforward deducted (as percentage)	50.00%			50.00%	50.00%
Tax gain recognized as result of change in undistributed earning of foreign subsidiaries	₽ 1,965	$ 26.4	€ 1
Netherlands.
Operating loss carryforwards
Net operating loss carryforwards	8,844			$ 119.0
Foreign | Russia
Operating loss carryforwards
Net operating loss carryforwards	₽ 54,920			$ 739.2
Operating loss carryforward deducted (as percentage)	50.00%			50.00%	50.00%
Foreign | Netherlands | Dutch entities of the Group other than Yandex N.V.
Operating loss carryforwards
Net operating loss carryforwards	₽ 12,302			$ 165.6
Foreign | Israel and Switzerland
Operating loss carryforwards
Net operating loss carryforwards	₽ 8,659			$ 116.5		₽ 4,303